DISCONTINUED OPERATIONS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2018	Aug. 31, 2017	Aug. 16, 2017
Disposal Group, Including Discontinued Operation, Consideration			¥ 421,000
Disposal Group Including Discontinued Operation, Consideration Allocated to Disposed Entities			347,085
Disposal Group Including Discontinued Operation, Consideration Allocated to Office Building			¥ 73,915
Proceeds from Divestiture of Businesses and Interests in Affiliates	¥ 45,400
Securities Loaned, Amount Offset Against Collateral		¥ 142,000
Notes Payable, Amount Offset Against Collateral	121,485
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation	3,282
Deposits [Member]
Proceeds from Divestiture of Businesses and Interests in Affiliates	¥ 10,000
Minimum [Member]
Disposal Group, Including Discontinued Operation, Consideration				¥ 400,000
Maximum [Member]
Disposal Group, Including Discontinued Operation, Consideration				¥ 421,000